N-2 - $ / shares	Nov. 25, 2022	Nov. 22, 2022
Cover [Abstract]
Entity Central Index Key	0001396502
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Tax-Advantaged Global Shareholder Yield Fund
General Description of Registrant [Abstract]
Latest Share Price		$ 5.07
Latest Premium (Discount) to NAV [Percent]		(10.74%)
Latest NAV		$ 5.68